Condensed financial information of the parent company - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 708,627,396	$ 101,332,370	¥ 91,731,395	¥ 39,133,539
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss in subsidiaries, VIEs and VIEs' subsidiaries	18,937,550	2,708,034	4,048,792	(3,207,384)
Share-based compensation expense			2,257,795	4,935,782
Unrealized investment loss/(income) of short-term Investments	6,218,420	889,222	131,604,073	13,502,789
Foreign exchange loss/(gain), net	46,304,828	6,621,502	(20,658,172)	2,931,704
Net cash provided by/(used in) operating activities	687,058,206	98,248,018	(111,000,228)	352,019,561
Net cash provided by (used in) investing activities	845,438,085	120,896,037	(2,344,367,080)	3,895,444,173
Net cash provided by (used in) financing activities	555,594,196	79,448,914	186,843,558	(565,971,561)
Effect of exchange rate changes on cash and cash equivalents	(76,554,891)	(10,947,204)	46,243,392	12,538,338
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	2,011,535,596	287,645,765	(2,222,280,358)	3,694,030,511
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	5,044,498,144	721,353,640	7,266,778,502	3,572,747,991
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	7,056,033,740	1,008,999,405	5,044,498,144	7,266,778,502
Parent Company | Reportable legal entity
Cash flows from operating activities:
Net income/(loss)	708,627,396	101,332,370	91,731,395	39,133,539
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss in subsidiaries, VIEs and VIEs' subsidiaries	(292,764,592)	(41,864,781)	100,160,207	69,628,327
Share-based compensation expense			2,257,795	4,935,782
Unrealized investment loss/(income) of short-term Investments	(141,587,920)	(20,246,803)	1,925,270	138,739,373
Foreign exchange loss/(gain), net	45,888,491	6,561,967	(20,792,611)	545,948
Payables to employee	(5,303,469)	(758,386)	4,893,049	405,208
Other payables	1,155,545	165,240	10,942,366	2,935,558
Net cash provided by/(used in) operating activities	316,015,451	45,189,607	191,117,471	256,323,735
Net cash provided by (used in) investing activities	822,761,158	117,653,281	(523,283,656)	29,180,599
Net cash provided by (used in) financing activities	415,494,195	59,414,880	186,843,558	(420,660,054)
Effect of exchange rate changes on cash and cash equivalents	(66,679,638)	(9,535,061)	37,199,026	(10,899,643)
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	1,487,591,166	212,722,707	(108,123,601)	(146,055,363)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	305,194,205	43,642,191	413,317,806	559,373,169
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	¥ 1,792,785,371	$ 256,364,898	¥ 305,194,205	¥ 413,317,806